Expense Example (INTEGRITY GROWTH & INCOME FUND, USD $)	12 Months Ended
May 01, 2011
INTEGRITY GROWTH & INCOME FUND
Example
1 Year	$ 657
3 Years	1,078
5 Years	1,543
10 Years	$ 2,923